Commitments and Contingencies (Details) € in Millions, $ in Millions		3 Months Ended			9 Months Ended
	Jul. 03, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€) claim	Sep. 30, 2021 USD ($)	Oct. 25, 2022 EUR (€)	Oct. 13, 2022 EUR (€)
Loss Contingencies [Line Items]
Other operating (income) expense | $		$ 13		$ (5)	$ 17		$ (13)
Neste Engineering Services Arbitration
Loss Contingencies [Line Items]
Loss contingency accrual | €						€ 14
Litigation settlement, amount awarded from other party | $	$ 13
Other operating (income) expense | $		$ 13	$ 10
Calais Pipeline Matter
Loss Contingencies [Line Items]
Number of pending claims | claim						2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought					$ 13	€ 12
Gasum LNG Oy | Subsequent Event
Loss Contingencies [Line Items]
Loss contingency accrual | €								€ 33
Termination fee due and outstanding | €									€ 3